EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ (254)	$ (179)
Weighted average shares outstanding, basic (in shares)	550	532
Weighted average shares outstanding, diluted (in shares)	555	549
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.46	$ 0.34
Total basic diluted earnings per share attributable to equity shareholders (in USD per share)	$ 0.46	$ 0.33